Basic and diluted net earnings (loss) per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Class of Stock [Line Items]
Net earnings (loss) attributable to shareholders of AQN	$ (253,231)	$ (33,387)	$ 16,908	$ 57,578
Series A and D Preferred shares dividend	2,080	2,220	4,172	4,440
Net earnings (loss) attributable to common shareholders of AQN – basic (in shares)	(255,311)	(35,607)	12,736	53,138
Net earnings (loss) attributable to common shareholders of AQN – diluted (in shares)	$ (255,311)	$ (35,607)	$ 12,736	$ 53,138
Weighted average number of shares
Basic (in shares)	687,847,010	674,742,897	688,277,615	674,720,319
Effect of dilutive securities (in shares)	0	0	2,127,104	3,046,590
Diluted (in shares)	687,847,010	674,742,897	690,404,719	677,766,909
Series A preferred shares
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 1,142	$ 1,219	$ 2,290	$ 2,437
Series D preferred shares
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 938	$ 1,001	$ 1,882	$ 2,003